Share-based compensation (Restricted Shares - Narrative) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 04, 2019	Mar. 31, 2019	Dec. 31, 2019
Bigo Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-acquisition share-based compensation	¥ 590,346
Bigo's Share Incentive Scheme [Member] | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-acquisition share-based compensation			¥ 364,907
Total unrecognized compensation expense			¥ 438,455
Weighted average period over which unrecognized compensation expense is expected to be recognized			1 year 6 months 29 days
Bigo's Share Incentive Scheme [Member] | Restricted shares | Bigo Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		38,042,760
Bigo's Share Incentive Scheme [Member] | Restricted shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			16,041,327
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested after 24 months of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Vesting period		24 months
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested in two equal installments over the following 24 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Vesting period		24 months
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested in four equal installments over the following 48 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		48 months
Bigo's Share Incentive Scheme [Member] | Restricted shares | Vested in three equal installments over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		36 months